Debt securities - Unrealised loss positions (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities
Unrealised loss	$ (27)	$ (1,178)
Jackson (US insurance operations) | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	57,091	52,025
Jackson (US insurance operations) | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	3,496	(527)
Jackson (US insurance operations) | Between 90% and 100% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	3,083	30,136
Unrealised loss	(25)	(1,030)
Jackson (US insurance operations) | Between 80% and 90% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	11	900
Unrealised loss	(2)	(132)
Jackson (US insurance operations) | Below 80%
Available-for-sale securities
Financial assets classified as available-for-sale		46
Unrealised loss		(16)
Jackson (US insurance operations) | Assets fair valued at below book value | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale	3,094	31,082
Unrealised loss	(27)	(1,178)
Jackson (US insurance operations) | Assets fair valued at below book value | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Financial assets classified as available-for-sale	(27)	(1,178)
Unrealised loss	(27)	(1,178)
Jackson (US insurance operations) | Assets fair valued at below book value | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(2)	(69)
Jackson (US insurance operations) | Assets fair valued at below book value | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(25)	(1,109)
Jackson (US insurance operations) | Assets fair valued at below book value | 1 to 5 years | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Unrealised loss	(1)	(92)
Jackson (US insurance operations) | Assets fair valued at below book value | 5 years to 10 years | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Unrealised loss	(12)	(555)
Jackson (US insurance operations) | Assets fair valued at below book value | More than 10 years | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Unrealised loss	(7)	(474)
Jackson (US insurance operations) | Assets fair valued at below book value | Mortgage-backed and other debt securities | Debt securities | Unrealised gain (loss)
Available-for-sale securities
Unrealised loss	(7)	(57)
Jackson (US insurance operations) | Assets fair valued at below book value | Below 80% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale		46
Unrealised loss		(16)
Jackson (US insurance operations) | Less than 6 months | Debt securities
Available-for-sale securities
Unrealised loss	(21)	(205)
Jackson (US insurance operations) | Less than 6 months | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(1)	(26)
Jackson (US insurance operations) | Less than 6 months | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(20)	(179)
Jackson (US insurance operations) | 6 months to 1 year | Debt securities
Available-for-sale securities
Unrealised loss	(2)	(588)
Jackson (US insurance operations) | 6 months to 1 year | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(1)	(28)
Jackson (US insurance operations) | 6 months to 1 year | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(1)	(560)
Jackson (US insurance operations) | 1 year to 2 years | Debt securities
Available-for-sale securities
Unrealised loss	(1)	(194)
Jackson (US insurance operations) | 1 year to 2 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss		(13)
Jackson (US insurance operations) | 1 year to 2 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(1)	(181)
Jackson (US insurance operations) | 2 years to 3 years | Debt securities
Available-for-sale securities
Unrealised loss	(1)	(157)
Jackson (US insurance operations) | 2 years to 3 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	(1)	(157)
Jackson (US insurance operations) | More than 3 years | Debt securities
Available-for-sale securities
Unrealised loss	(2)	(34)
Jackson (US insurance operations) | More than 3 years | Non-investment grade | Debt securities
Available-for-sale securities
Unrealised loss		(2)
Jackson (US insurance operations) | More than 3 years | Investment grade | Debt securities
Available-for-sale securities
Unrealised loss	$ (2)	(32)
Jackson (US insurance operations) | Less than 3 months | Below 80% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale		41
Unrealised loss		(13)
Jackson (US insurance operations) | 3 months to 6 months | Below 80% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale		2
Unrealised loss		(1)
Jackson (US insurance operations) | More than 6 months | Below 80% | Debt securities
Available-for-sale securities
Financial assets classified as available-for-sale		3
Unrealised loss		$ (2)